Capital Structure, Financial Risk and Related Items - Financial Income and Expenses (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Income:
Interest and other financial income	kr 184	kr 120	kr 63
Realized and unrealized gains on marketable securities (fair value through the income statement), net		9
Realized and unrealized gains on other investments, net	965
Realized and unrealized gains on fair value hedges, net			2
Realized and unrealized exchange rate gains, net		99	178
Total financial income	1,149	228	243
Financial expenses:
Interest and other financial expenses	(10)	(7)
Realized and unrealized losses on marketable securities, net	(92)		(11)
Realized and unrealized exchange rate losses, net	(1,456)
Total financial expenses	(1,558)	(7)	(11)
Net financial items	kr (409)	kr 221	kr 232
Increase In Foreign Exchange Rate Due To Increase In Dollar Denominated Portfolio		6.6759%	6.5213%
Decrease In Foreign Exchange Rate Due To Decrease In Dollar Denominated Portfolio	6.0524%	6.6759%
Interest Expense And Other Financial Expenses On Financial Liabilities Measured At Amortised Cost	kr (1)
Interest revenue for financial assets measured at amortised cost	7	kr 22	kr 8
Gain (Loss) On Other Investments		kr 0	kr 0
CureVac
Financial Income:
Realized and unrealized gains on other investments, net	kr 965